UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22628

EnTrustPermal Hedge Strategies Fund I

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877)-777-0102

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2017

ENTRUSTPERMAL

HEDGE STRATEGIES FUND I

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

FOR ACCREDITED INVESTORS ONLY

Fund objective

The Fund’s investment objective is to seek long-term capital appreciation while attempting to reduce risk and volatility.

In seeking to achieve its objective, the Fund, through its investment in EnTrustPermal Hedge Strategies Portfolio (the “Master Fund”), provides its shareholders with access, through investments in hedge funds, to a broad range of investment strategies which may include, but are not limited to, global fixed income strategies (e.g., U.S. and non-U.S. fixed income hedge, convertible arbitrage, fixed income arbitrage, asset-backed securities, long-only, high yield, emerging markets debt), global event-driven strategies (e.g., risk arbitrage, distressed debt, special situations, activists) and global macro strategies (e.g., discretionary, systematic, natural resources) and, to a lesser extent, equity long/short strategies.

II	EnTrustPermal Hedge Strategies Fund I

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of EnTrustPermal Hedge Strategies Fund I for the six-month reporting period ended September 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

On May 15, 2017, EnTrustPermal Hedge Strategies Fund I (the “Fund”) announced that the Board of Trustees of the Fund approved the termination and liquidation of the Fund in accordance with the Maryland Statutory Trust Act. As part of the termination and liquidation of the Fund, the Board approved (i) a Plan of Termination and Liquidation, (ii) the suspension of the sale of Institutional Shares and Service Shares, (iii) the suspension of the dividend reinvestment plan of the Fund, (iv) the mandatory redemption at net asset value of Institutional Shares and Service Shares held by shareholders other than Legg Mason, and (v) the deregistration of the Fund as an investment company. It is anticipated that the redemption will be completed by the end of November, 2017. Shareholders will receive the net asset value of their Fund shares as of October 31, 2017 in cash pursuant to the redemption. In addition, the Fund ceased purchasing additional assets in pursuit of its investment objective.

Following the redemption, the Fund will terminate and Legg Mason will become the sole shareholder of EnTrustPermal Hedge Strategies Portfolio (the “Master Fund”). The Master Fund will continue to redeem its interests in the underlying hedge funds held by the Master Fund and distribute cash to Legg Mason as those interests are redeemed. Legg Mason has agreed that, to the extent it receives cash distributions in excess of the value of its remaining investment in the Fund as determined on the valuation date for the mandatory redemption of non-Legg Mason shareholders, excess proceeds will be distributed pro rata to the non-Legg Mason former shareholders of the Fund, or donated to charity if the expenses associated with a distribution would exceed the amount of the proceeds.

For taxable shareholders, liquidating distributions, including a mandatory redemption, will generally be treated as a sale of Fund shares that may result in a taxable gain or loss to shareholders for U.S. federal income tax purposes.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you

EnTrustPermal Hedge Strategies Fund I	III

Letter from the chairman (cont’d)

receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

October 31, 2017

IV	EnTrustPermal Hedge Strategies Fund I

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended September 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first quarter 2017 U.S. gross domestic product (“GDP”)i growth, as revised, was 1.2%. Second quarter 2017 GDP growth then accelerated to 3.1%, the strongest reading in two years. Finally, the U.S. Department of Commerce’s initial estimate for third quarter 2017 GDP growth — released after the reporting period ended — was 3.0%. Slightly slower growth was attributed to a number of factors, including decelerations in personal consumption expenditures, in nonresidential fixed investment and in exports that were partly offset by an acceleration in private inventory investment and a downturn in imports.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on September 30, 2017, the unemployment rate was 4.2%, as reported by the U.S. Department of Labor. This represented the lowest unemployment rate since February 2001. However, the percentage of longer-term unemployed increased over the period. In September 2017, 25.5% of Americans looking for a job had been out of work for more than six months, versus 22.6% when the period began.

Turning to the global economy, in its October 2017 World Economic Outlook Update — released after the reporting period ended — the International Monetary Fund (“IMF”)ii said, “The pickup in growth projected in the April 2017 World Economic Outlook is strengthening. The global growth forecast for 2017 and 2018 — 3.6 percent and 3.7 percent, respectively — is 0.1 percentage point higher in both years than in the April [2017] and July [2017] forecasts. Notable pickups in investment, trade, and industrial production, coupled with strengthening business and consumer confidence, are supporting the recovery.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 2.1%, versus 1.8% in 2016. Japan’s economy is expected to expand 1.5% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.6% in 2017, versus 4.3% in 2016.

EnTrustPermal Hedge Strategies Fund I	V

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after maintaining the federal funds rateiv at a range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. At its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. At its meeting that concluded on July 26, 2017, the Fed kept rates on hold, as expected. Finally, at its meeting that concluded on September 20, 2017, the Fed again kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….”

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. In March 2016, the European Central Bank (“ECB”)v announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. In December 2016, the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Finally, in October 2017, after the reporting period ended, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare their purchases to €30 billion-per-month. However, the ECB did not change its key interest rates. In other developed countries, in August 2016, the Bank of Englandvi lowered interest rates from 0.50% to 0.25%, a new record low, and rates remained constant during the reporting period. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Short-term Treasury yields moved higher, whereas longer-term rates declined during the six-month reporting period ended September 30, 2017. The yield for the two-year Treasury note began the reporting period at 1.27% and ended the period at 1.47% — equaling the peak for the period. The low for the period of 1.18% occurred on April 18, 2017. The yield for the ten-year Treasury began the reporting period at 2.40% and ended the period at 2.33%. The peak of 2.42% occurred on May 9, 2017, and the low of 2.05% for the period took place on September 7, 2017.

VI	EnTrustPermal Hedge Strategies Fund I

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated given shifting expectations for global growth, questions regarding future central bank monetary policy and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned 2.31% during the six months ended September 30, 2017.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, gained 4.19% for the six months ended September 30, 2017. The high-yield market rallied from April through July 2017. This was driven by overall robust demand from investors looking to generate incremental yield in the low interest rate environment. The high yield market was then relatively flat in August 2017 and again moved higher in September 2017.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Globalxi returned 4.65% during the six months ended September 30, 2017. The asset class posted positive results during the first two months of the reporting period. This was triggered by overall strong investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. The asset class then modestly declined in June 2017, but moved higher from July through September 2017.

Performance review

For the six months ended September 30, 2017, Service Shares of EnTrustPermal Hedge Strategies Fund I, returned 1.61%. The Fund’s unmanaged benchmarks, the HFRX Global Hedge Fund Indexxii and the Bloomberg Barclays U.S. Aggregate Index, returned 2.73% and 2.31%, respectively, for the same period.

The Fund operates in a master/feeder structure. Subject to the Plan of Termination and Liquidation, the Fund pursues its investment objective by investing substantially all of its assets in an underlying investment company, EnTrustPermal Hedge Strategies Portfolio, which has the same investment objective and strategies as the Fund. Unless otherwise indicated, references to the Fund include the investment company, EnTrustPermal Hedge Strategies Portfolio.

Performance Snapshot as of September 30, 2017 (unaudited)
6 months
EnTrustPermal Hedge Strategies Fund I:
Service Shares	1.61%
Institutional Shares	1.81%
HFRX Global Hedge Fund Index	2.73%
Bloomberg Barclays U.S. Aggregate Index	2.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Total returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. To obtain performance data current to the

EnTrustPermal Hedge Strategies Fund I	VII

Investment commentary (cont’d)

most recent month-end, please visit our website at www.entrustpermalhsf.com

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2016, the gross total annual fund operating expense ratios for the Service Shares and Institutional Shares were 7.57% and 7.36%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

The Fund’s manager has agreed to waive fees and/or reimburse the Fund’s expenses (including organizational and offering expenses) to the extent necessary to ensure that the total annual fund operating expenses will not exceed 2.10% for Service Shares and 1.85% for Institutional Shares (excluding fees and expenses, including incentive or performance allocations and fees, attributable to Portfolio Funds, estimated to be 3.90% as of the Fund’s current prospectus dated August 1, 2016, brokerage, interest expense, taxes and extraordinary expenses). These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived and/or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

October 31, 2017

RISKS: An investment in the Fund is illiquid and should be considered speculative. An investment in the Fund entails unique risks because the investment funds or “underlying funds” in which the Fund invests through its investment in EnTrustPermal Hedge Strategies Portfolio (the “Master Fund”) are private entities with limited regulatory oversight and disclosure obligations. All investments are subject to risk, including the possible loss of principal. The Fund is a non-diversified closed-end management investment company. As a non-diversified investment company, the Fund may be subject to greater risk and volatility than if the Fund’s portfolio were invested in securities of a broader range of issuers. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds in which the Master Fund invests, which can be substantially higher than fees associated with mutual funds. The Fund, through its investment in the Master Fund,

VIII	EnTrustPermal Hedge Strategies Fund I

invests in unregistered hedge funds which are highly speculative investments that employ aggressive investment strategies and carry substantial risk. Investments in hedge funds are generally illiquid, difficult to value and may carry significant transfer restrictions. Some of the underlying funds employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if an investment of an underlying fund declines in value. The Fund, the Master Fund and some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Some of the underlying funds may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The Master Fund and each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. There is no assurance that these and other strategies used by the Master Fund or underlying funds will be successful. Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small and mid-cap stocks involve greater risks and volatility than large-cap stocks. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield bonds possess greater price volatility, illiquidity, and possibility of default. Because the Fund, through its investment in the Master Fund, invests in underlying funds, the managers may not be able to shift allocations in time to capture an immediate or sudden spike in the market. Diversification does not guarantee a profit or protect against a loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks, investor requirements and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

EnTrustPermal Hedge Strategies Fund I	IX

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

X	EnTrustPermal Hedge Strategies Fund I

Portfolio at a glance† (unaudited)

EnTrustPermal Hedge Strategies Portfolio

The Fund invests substantially all of its assets in EnTrustPermal Hedge Strategies Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the portfolio’s investments as of September 30, 2017 and March 31, 2017. The portfolio is actively managed. As a result, the composition of the portfolio’s investments is subject to change at any time.

EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report	1

Statement of assets and liabilities (unaudited)

September 30, 2017

Assets
Investment in EnTrustPermal Hedge Strategies Portfolio, at value	$15,807,396
Cash	202,491
Receivable for reimbursement from adviser	2,023
Prepaid expenses	324
Total Assets	16,012,234

Liabilities
Trustees’ fees payable	542
Service fees payable	2
Accrued expenses	88,799
Total Liabilities	89,343
Total Net Assets	$15,922,891

Net Assets
Paid-in capital (Note 4)	$16,320,466
Overdistributed net investment income	(1,075,119)
Accumulated net realized loss on investments allocated from EnTrustPermal Hedge Strategies Portfolio	(2,167,723)
Net unrealized appreciation on investments allocated from EnTrustPermal Hedge Strategies Portfolio	2,845,267
Total Net Assets	$15,922,891

Net Assets:
Service Shares	$11,140
Institutional Shares	$15,911,751

Shares Outstanding:
Service Shares	2,526
Institutional Shares	3,545,302

Net Asset Value:
Service Shares	$4.41
Institutional Shares	$4.49

See Notes to Financial Statements.

2	EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2017

Investment Income
Income from EnTrustPermal Hedge Strategies Portfolio	$11,372
Allocated expenses from EnTrustPermal Hedge Strategies Portfolio	(142,085)
Allocated waiver from EnTrustPermal Hedge Strategies Portfolio	28,888
Total Investment Loss	(101,825)

Fund Expenses
Legal fees	77,423
Tax fees	12,857
Transfer agent fees	11,775
Printing expenses	10,487
Administration fees	9,214
Registration fees	3,929
Trustees’ fees	2,157
Custodian fees	1,513
Service fees (Notes 2 and 3)	14
Miscellaneous expenses	1,903
Total Operating Expenses	131,272
Less: Fee waivers and /or expense reimbursements (Notes 2 and 3)	(98,194)
Net Expenses	33,078
Net Investment Loss	(134,903)
Net Realized Gain on Investments From EnTrustPermal Hedge Strategies Portfolio	1,384,696
Net Change in Unrealized Depreciation From Investments in EnTrustPermal Hedge Strategies Portfolio	(967,503)
Net Increase in Net Assets Resulting From Operations	$282,290

See Notes to Financial Statements.

EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report	3

Statements of changes in net assets

For the Six Months Ended September 30, 2017 (unaudited) and the Year Ended March 31, 2017	September 30	March 31

Net Increase (Decrease) in Net Assets:

Operations:
Net investment loss	$(134,903)	$(322,274)
Net realized gain	1,384,696	98,878
Net change in unrealized appreciation (depreciation)	(967,503)	1,635,274
Net Increase in Net Assets Resulting From Operations	282,290	1,411,878

Distributions to Shareholders From (Notes 1 and 5):
Net realized gains	—	(91,879)
Net Decrease in Net Assets From Distributions to Shareholders	—	(91,879)

Fund Share Transactions (Note 4):
Net proceeds from issuance of shares	—	2,245,975
Reinvestment of distributions	—	87,573
Value of withdrawals	(53,155)	(6,928,204)
Net Decrease in Net Assets From Fund Share Transactions	(53,155)	(4,594,656)
Increase (Decrease) in Net Assets	229,135	(3,274,657)

Net Assets:
Beginning of period	15,693,756	18,968,413
End of period*	$15,922,891	$15,693,756
*Includes overdistributed net investment income of:	$(1,075,119)	$(940,216)

See Notes to Financial Statements.

4	EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended September 30, 2017

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$282,290
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from the disposition of investments in EnTrustPermal Hedge Strategies Portfolio	185,500
Net realized gain on investments from EnTrustPermal Hedge Strategies Portfolio	(1,384,696)
Net change in unrealized depreciation from investments in EnTrustPermal Hedge Strategies Portfolio	967,503
Net investment loss allocated from EnTrustPermal Hedge Strategies Portfolio	101,825
Decrease in receivable for reimbursement from adviser	11,285
Increase in prepaid expenses	(19)
Decrease in trustees’ fees payable	(278)
Decrease in accrued expenses	12,190
Net Cash Provided by Operating Activities	175,600

Cash Used in Financing Activities
Value of withdrawals	(176,948)
Net Cash Used in Financing Activities	(176,948)

Cash
Net decrease in cash	(1,348)
Cash at beginning of period	203,839
Cash at end of period	$202,491

See Notes to Financial Statements.

EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report	5

Financial highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Service Shares†	2017[1]	2017	2016	2015	2014[2]	2013

Net asset value per share, beginning of period:	$4.34	$4.03	$4.48	$4.61	$10.73	$10.04

Income (loss) from investment operations:[3]
Net investment loss	(0.04)	(0.09)	(0.09)	(0.09)	(0.13)	(0.24)
Net realized and unrealized gain (loss)	0.11	0.42	(0.31)	0.11	0.58	0.97
Total income (loss) from investment operations	0.07	0.33	(0.40)	0.02	0.45	0.73

Less distributions from:
Net investment income	—	—	—	(0.09)	(0.49)	(0.04)
Net realized gains	—	(0.02)	(0.05)	(0.06)	(0.62)	—
Return of capital	—	—	—	—	(5.46)	—
Total distributions	—	(0.02)	(0.05)	(0.15)	(6.57)	(0.04)

Net asset value per share, end of period:	$4.41	$4.34	$4.03	$4.48	$4.61	$10.73
Total return[4]	1.61%	8.04%	(8.76)%	0.51%	8.49%	7.31%

Net assets, end of period (000s)	$11	$11	$1,316	$158	$11	$10

Ratios to average net assets:
Gross expenses[5]	3.71%[6,7]	4.26%[7]	3.67%[7]	4.21%[7]	5.55%[7]	8.39%
Net expenses[5,8,9]	2.10%[6,7]	2.10%[7]	2.10%[7]	2.10%[7]	2.16%[7]	2.50%
Net investment loss	(1.96%)[6]	(2.08%)	(2.08%)	(2.06%)	(2.11%)	(2.42%)

Portfolio turnover	0%[10,11]	0%[10,11]	16%[10,12]	5%[10]	5%[10]	16%

The above ratios may vary for individual investors based on the timing of Fund share transactions during the period.

See Notes to Financial Statements.

6	EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report

†	Prior to June 12, 2013, Service Shares were known as Broker Class Shares.

[1]	For the six months ended September 30, 2017 (unaudited).

[2]

On June 12, 2013, EnTrustPermal Hedge Strategies Fund I began investing, as a feeder fund, in EnTrustPermal Hedge Strategies Portfolio. Expense ratios include EnTustPermal Hedge Strategies Fund I’s Service Shares expenses as a stand-alone and feeder fund for the respective periods.

[3]	Per share data for income (loss) from investment operations is computed using the net income (loss) for the period divided by the average monthly shares.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guaranteed of future results. The total returns for periods less than one year have not been annualized.

[5]	Does not include expenses of the Portfolio Funds in which EnTrustPermal Hedge Strategies Portfolio invests.

[6]	Annualized.

[7]	Includes the Fund’s share of EnTrustPermal Hedge Strategies Portfolio’s allocated expenses.

[8]

As a result of an expense limitation agreement, the ratio of total annual fund operating expenses (excluding fees and expenses, including incentive or performance allocations and fees, attributable to Portfolio Funds, brokerage, interest expense, taxes and extraordinary expenses) to average net assets of Service Shares did not exceed 2.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2013, the total operating expenses for Service Shares did not exceed 2.50%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Represents the portfolio turnover rate of EnTrustPermal Hedge Strategies Portfolio.

[11]	Amount represents less than 0.5%.

[12]

Includes an in-kind transfer where EnTrustPermal Hedge Strategies Portfolio’s interests in a Portfolio Fund were transferred to another Portfolio Fund. Absent this transaction, the portfolio turnover would have been 14%.

See Notes to Financial Statements.

EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report	7

Financial highlights (cont’d)

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Institutional Shares†	2017[1]	2017	2016	2015	2014[2]	2013[3]

Net asset value per share, beginning of period:	$4.41	$4.09	$4.54	$4.66	$10.75	$10.30

Income (loss) from investment operations:[4]
Net investment loss	(0.04)	(0.08)	(0.08)	(0.08)	(0.11)	(0.05)
Net realized and unrealized gain (loss)	0.12	0.42	(0.32)	0.12	0.59	0.50
Total income (loss) from investment operations	0.08	0.34	(0.40)	0.04	0.48	0.45

Less distributions from:
Net investment income	—	—	—	(0.10)	(0.49)	—
Net realized gains	—	(0.02)	(0.05)	(0.06)	(0.62)	—
Return of capital	—	—	—	—	(5.46)	—
Total distributions	—	(0.02)	(0.05)	(0.16)	(6.57)	—

Net asset value per share, end of period:	$4.49	$4.41	$4.09	$4.54	$4.66	$10.75
Total return[5]	1.81%	8.17%	(8.65)%	0.92%	8.86%	4.37%

Net assets, end of period (000s)	$15,912	$15,683	$17,652	$20,235	$13,553	$23,248

Ratios to average net assets:
Gross expenses[6]	3.46%[7,8]	3.89%[7]	3.46%[7]	4.24%[7]	5.08%[7]	5.72%[8]
Net expenses[6,9,10]	1.85%[7,8]	1.85%[7]	1.85%[7]	1.85%[7]	1.85%[7]	1.85%[8]
Net investment loss	(1.71%)[7,8]	(1.83%)	(1.83%)	(1.75%)	(1.80%)	(1.77%)[8]

Portfolio turnover	0%[11,12]	0%[11,12]	16%[11,13]	5%[11]	5%[11]	16%

The above ratios may vary for individual investors based on the timing of Fund share transactions during the period.

See Notes to Financial Statements.

8	EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report

†	Prior to June 12, 2013, Institutional Shares were known as Advisor Class Shares.

[1]	For the six months ended September 30, 2017 (unaudited).

[2]

On June 12, 2013, EnTrustPermal Hedge Strategies Fund I began investing, as a feeder fund, in EnTrustPermal Hedge Strategies Portfolio. Expense ratios include EnTrustPermal Hedge Strategies Fund I’s Institutional Shares expenses as a stand-alone and feeder fund for the respective periods.

[3]	For the period January 1, 2013 (commencement of operations) to March 31, 2013.

[4]	Per share data for income (loss) from investment operations is computed using the net income (loss) for the period divided by the average monthly shares.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guaranteed of future results. The total returns for periods less than one year have not been annualized.

[6]	Does not include expenses of the Portfolio Funds in which EntrustPermal Hedge Strategies Portfolio invests.

[7]	Includes the Fund’s share of EnTrustPermal Hedge Strategies Portfolio’s allocated expenses.

[8]	Annualized.

[9]

As a result of an expense limitation agreement, the ratio of total annual fund operating expenses (excluding fees and expenses, including incentive or performance allocations and fees, attributable to Portfolio Funds, brokerage, interest expense, taxes and extraordinary expenses) to average net assets of Institutional Shares did not exceed 1.85%. This expense limitation agreement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	Represents the portfolio turnover rate of EnTrustPermal Hedge Strategies Portfolio.

[12]	Amount represents less than 0.5%.

[13]

Includes an in-kind transfer where EnTrustPermal Hedge Strategies Portfolio’s interests in a Portfolio Fund were transferred to another Portfolio Fund. Absent this transaction, the portfolio turnover would have been 14%.

See Notes to Financial Statements.

EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report	9

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Hedge Strategies Fund I (the “Fund”) is a Maryland statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On June 12, 2013, the Fund transferred substantially all of its assets to EnTrustPermal Hedge Strategies Portfolio, a Maryland statutory trust (the “Master Fund”), in return for an interest in the Master Fund. The Fund is a “feeder” fund in a “master-feeder” structure and invests substantially all of its assets in the Master Fund, an investment company with the same investment objectives and strategies, and substantially the same policies as the Fund. The Master Fund employs a “fund-of-hedge funds” investment program that provides a means for the Fund to participate in investments in private investment vehicles, typically referred to as hedge funds (“Portfolio Funds”), by providing a single portfolio of interests in underlying Portfolio Funds, which are managed by a number of third party investment managers (the “Portfolio Managers”). The financial statements of the Master Fund, including its schedule of investments and notes to financial statements, are an integral part of these financial statements and should be read in conjunction with these financial statements. The Fund offers two classes of shares: Service Shares (the “Service Shares”) and Institutional Shares (the “Institutional Shares”).

The Fund announced on May 15, 2017 that the Board of Trustees of the Fund had approved the termination and liquidation of the Fund in accordance with the Maryland Statutory Trust Act. As part of the termination and liquidation of the Fund, the Board approved (i) a Plan of Termination and Liquidation, (ii) the suspension of the sale of Institutional Shares and Service Shares, (iii) the suspension of the dividend reinvestment plan of the Fund, (iv) the mandatory redemption at net asset value of Institutional Shares and Service Shares held by shareholders other than Legg Mason Inc. (“Legg Mason”), and (v) the deregistration of the Fund as an investment company. It is anticipated that the redemption will be completed on or about November 28, 2017. Shareholders will receive the net asset value of their Fund shares as of October 31, 2017 in cash pursuant to the redemption. In addition, effective May 25, 2017, the Fund ceased to purchase additional assets in pursuit of its investment objective.

Following the redemption, the Fund will terminate, and Legg Mason will become the sole shareholder of the Master Fund. The Master Fund will continue to redeem its interests in the underlying hedge funds held by the Master Fund and distribute cash to Legg Mason as those interests are redeemed. Legg Mason has agreed that, to the extent it receives cash distributions in excess of the value of its remaining investment in the Fund as determined on the valuation date for the mandatory redemption of non-Legg Mason shareholders, excess proceeds will be distributed pro rata to the non-Legg Mason former shareholders of the Fund, or donated to charity if the expenses associated with a distribution would exceed the amount of the proceeds.

For taxable shareholders, liquidating distributions, including a mandatory redemption, will generally be treated as a sale of Fund shares that may result in a taxable gain or loss to shareholders for U.S. federal income tax purposes.

10	EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report

The Fund has the same investment objective and strategies as the Master Fund. Subject to the Plan of Termination and Liquidation, the Fund’s investment objective is to seek long-term capital appreciation while attempting to reduce risk and volatility. In seeking to achieve its objective, the Fund, through its investment in the Master Fund, provides its shareholders with access, through investments in the Portfolio Funds to a broad range of investment strategies which may include, but are not limited to, global fixed income strategies (e.g., U.S. and non-U.S. fixed income hedge, convertible arbitrage, fixed income arbitrage, asset-backed securities, long-only, high yield, emerging markets debt), global event-driven strategies (e.g., risk arbitrage, distressed debt, special situations, activists) and global macro strategies (e.g., discretionary, systematic, natural resources) and, to a lesser extent, equity long/short strategies.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. The Fund records its investment in the Master Fund at value. The value of such investment in the Master Fund reflects the Fund’s proportionate interest (38% at September 30, 2017) in the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements, which are attached to this report.

(b) Net asset value determination. The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth in Note 1(a) of the Master Fund’s Notes to Financial Statements, which are included elsewhere in this report or as may be determined from time to time pursuant to policies established by the Board of Trustees (the “Board”). The net asset value of the Fund will equal the value of the Fund’s total assets including its investment in the Master Fund, less all of its liabilities, including accrued fees and expenses. The net asset value per share of each class will equal the net asset value of the class divided by the number of outstanding shares for each class.

(c) Cash. The cash at September 30, 2017 consists of deposit accounts with The Bank of New York Mellon. Such cash, at times, may exceed U.S. federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

(d) Investment transactions and investment income. Purchases and sales of interest in the Master Fund are recorded on a trade-date basis and related revenues and expenses are recorded on an accrual basis. The Fund adopted the tax allocation rules provided for in Section 704(b) of the Internal Revenue Code of 1986, as amended (the “Code”).

EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

Accordingly, its proportionate share of the Master Fund’s income, expenses, realized and unrealized gains and losses are allocated monthly using the aggregate method. In addition, the Fund records its own investment income and operating expenses on an accrual basis.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of monthly net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) U.S. federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Code applicable to regulated investment companies (“RICs”). Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

On September 28, 2016, the U.S. Department of the Treasury and the Internal Revenue Service issued proposed regulations that, if finalized, would treat income inclusions that RICs recognize from passive foreign investment companies (“PFICs”) for which a qualified electing fund election has been made (“QEFs”), as qualifying income only to the extent that the income is distributed to the RIC by the QEF. The proposed regulations would treat QEF income inclusions, to the extent not distributed, as non-qualifying income for RIC qualification purposes.

The Master Fund currently makes QEF elections for the majority of its PFIC investments and those PFICs generally do not distribute their income. Accordingly, under the proposed regulations, the Fund would need to change to making a mark-to-market election for the PFICs rather than the QEF election made by the Master Fund in order to ensure its continued RIC qualification. This change could result in higher taxable ordinary income and therefore higher distributions paid by the Fund since mark-to-market requires the Fund to include

12	EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report

unrealized appreciation on the PFICs in its taxable income as ordinary income rather than its pro-rata share of the PFIC’s ordinary income and capital gains as with the QEF election.

The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days following the publication of the final regulations in the Federal Register. Thus, it is anticipated that this change would not be effective until the Fund’s March 31, 2019 fiscal year or later.

(i) Reclassification. U.S. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Master Fund’s investment manager and prior to August 11, 2017 EnTrustPermal Management LLC (“EnTrustPermal”) was the Fund’s and the Master Fund’s sub-adviser (the “sub-adviser”). Effective August 11, 2017, LMPFA assumed responsibility for the day-to-day management of the Fund’s and the Master Fund’s portfolio, as well as continuing to provide administrative and certain oversight services to the Fund and the Master Fund. Following LMPFA’s assumption of the day-to-day management of the Fund’s and the Master Fund’s portfolio, the Fund and the Master Fund no longer have a subadviser. LMPFA is a wholly-owned subsidiary of Legg Mason and EnTrustPermal is a subsidiary of Legg Mason.

Under the investment management agreement between the Master Fund and LMPFA, the Master Fund pays an investment management fee, calculated and paid monthly, at an annual rate of 1.10% of the Master Fund’s average monthly managed assets. “Managed assets” means net assets plus the principal amount of any borrowings and assets attributable to any preferred shares that may be outstanding.

The management fee and related terms of the Fund’s investment management agreement with LMPFA are substantially the same as the terms of the Master Fund’s investment management agreement with LMPFA. Since the Fund invests all or substantially all of its assets in the Master Fund, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Master Fund.

LMPFA has agreed to waive fees and/or reimburse expenses (including organization and offering expenses) to the extent necessary to ensure that the total annual Fund operating expenses attributable to the Service Shares and Institutional Shares will not exceed 2.10% and 1.85%, respectively (excluding fees and expenses, including incentive or performance allocations and fees, attributable to Portfolio Funds, brokerage, interest expense, taxes and extraordinary expenses). These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board’s consent.

The Master Fund will bear its own similar fees and expenses, including the management fee. It also pays fees and expenses incidental to the purchase, holding and sale of interests in, and bears a pro rata share of the fees, including, but not limited to, any commitment

EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

fees, and expenses of, any Portfolio Fund and recurring investment-related expenses, including, but not limited to, the management fee, brokerage commissions, dealer mark-ups, and other transactions costs on cash management; interest expense on any borrowings; and any subscription or redemption charges imposed by the Portfolio Funds. These expenses are indirectly borne, on a pro rata basis, by the Fund.

During the six months ended September 30, 2017, fees waived and/or expenses reimbursed by LMPFA for the Fund amounted to $98,194.

LMPFA is permitted to recapture amounts waived and/or reimbursed within three years after the year in which LMPFA earned the fee or incurred the expense if the class’ total annual Fund operating expenses have fallen to a level below the limit described above. In no case will LMPFA recapture any amount that would result in the class’ total annual Fund operating expenses exceeding the limit described above.

Pursuant to these agreements, at September 30, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Service Shares	Institutional Shares
Expires March 31, 2018	$664	$374,837
Expires March 31, 2019	9,900	313,212
Expires March 31, 2020	28,806	294,715
Expires March 31, 2021	69	98,125
Total fee waivers/expense reimbursements subject to recapture	$39,439	$1,080,889

For the six months ended September 30, 2017, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker dealer subsidiary of Legg Mason, serves as principal underwriter and distributor of the Fund. The Fund pays LMIS a shareholder services fee of 0.25% of the Fund’s average monthly net assets attributable to Service Shares on an annualized basis.

All officers and one Trustee of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

As of September 30, 2017, Legg Mason and its affiliates owned 60% of the Fund.

3. Class specific expenses, waivers and/or expense reimbursements

For the six months ended September 30, 2017, class specific expenses were as follows:

Service Fees
Service Shares	$14

14	EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report

For the six months ended September 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waiver/Expense Reimbursements
Service Shares	$69
Institutional Shares	98,125
Total	$98,194

4. Shares of beneficial interest

Prior to May 15, 2017, Service Shares in the Fund were sold to eligible investors (“shareholders”) who met the definition of an accredited investor as defined in Regulation D under the Securities Act of 1933. The minimum initial investment in the Service Shares from each shareholder was $25,000; the minimum additional investment was $10,000. Dealers may impose different minimums.

Prior to May 15, 2017, Institutional Shares in the Fund were sold to shareholders who met the definition of an accredited investor as defined in Regulation D under the Securities Act of 1933. The minimum initial investment in the Institutional Shares from each shareholder was $250,000; the minimum additional investment was $10,000. Institutional Shares were also available to retirement plans with omnibus accounts held on the books of the fund and certain rollover IRAs, Clients of Eligible Financial Intermediaries and other investors authorized by LMIS. These investors were subject to a minimum initial investment of $25,000 and a minimum additional investment of $10,000.

At September 30, 2017, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to May 15, 2017, the Fund intended to accept initial and additional purchases of shares as of the first business day of each calendar month. The Fund reserved the right to reject, in whole or in part, any purchase of shares and may have suspended the offering of shares at any time and from time to time. The Fund may have from time to time repurchased shares from shareholders at the net asset value per share pursuant to written tenders by shareholders, and on those terms and conditions as the Board may have determined in its sole discretion. The Fund anticipated that each such repurchase offer would generally be limited to between 5% and 25% of the net assets of the Fund. In determining whether the Fund should have offered to repurchase shares from shareholders, the Board would consider the recommendation of LMPFA, in consultation with EnTrustPermal. LMPFA, in consultation with EnTrustPermal, expected that generally it would recommend the Board repurchase shares from shareholders quarterly, with such repurchases based on fund valuations as of each March 31, June 30, September 30 and December 31 (or, if any such date was not a business day, with such repurchases to occur as of the immediately preceding business day).

EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Service Shares*
Shares issued	—	—	105,579	$440,000
Shares issued on reinvestment	—	—	2,219	9,588
Value of withdrawals	—	—	(431,663)	(1,872,543)
Net decrease	—	—	(323,865)	$(1,422,955)

Institutional Shares
Shares issued	—	—	408,964	$1,805,975
Shares issued on reinvestment	—	—	17,805	77,985
Value of withdrawals	(11,972)	$(53,155)	(1,186,140)	(5,055,661)
Net decrease	(11,972)	$(53,155)	(759,371)	$(3,171,701)

*	On March 1, 2017, the Fund reclassified 415,545 Service Shares into 408,964 Institutional Shares, valued at $1,805,975. These amounts are reflected in Service Shares withdrawals and Institutional Shares issued, respectively.

5. Distributions to shareholders by class

	Six Months Ended September 30, 2017	Year Ended March 31, 2017
Net Realized Gains:
Service Shares	—	$10,268
Institutional Shares	—	81,611
Total	—	$91,879

6. Deferred capital losses

As of September 30, 2017, the Fund had deferred capital losses of $472,915, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

8. Subsequent events

Management has evaluated the impact of all subsequent events on the Fund through the date financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16	EnTrustPermal Hedge Strategies Fund I 2017 Semi-Annual Report

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended March 31, 2017 and March 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended March 31, 2017 and March 31, 2016 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending March 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended March 31, 2017 and March 31, 2016, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

EnTrustPermal Hedge Strategies Fund I	17

Dividend reinvestment plan (unaudited)

The Fund announced on May 15, 2017 that the Board of Trustees of the Fund had approved the termination and liquidation of the Fund in accordance with the Maryland Statutory Trust Act. As part of the termination and liquidation of the Fund, the Board approved the suspension of the dividend reinvestment plan of the Fund.

Subject to the foregoing, holders of shares of beneficial interest, par value $0.00001 per share (the “Shares”) of EnTrustPermal Hedge Strategies Fund I (the “Fund”) who participate (the “Participants”) in the Fund’s Dividend Reinvestment Plan (the “Plan”) are advised as follows:

1. Enrollment of Participants. Each holder of Shares (a “Shareholder”) will automatically be a Participant. A Shareholder whose Shares are registered in the name of a nominee (such as an intermediary firm through which the Shareholder acquired Shares (an “Intermediary”)) must contact the nominee regarding the Shareholder’s status under the Plan.

2. The Plan Agent. The Bank of New York Mellon (the “Plan Agent”) will act as Plan Agent for each Participant.

3. Distributions. If the Fund declares income dividends and/or capital gains distributions (collectively, “Distributions”) payable either in Shares or in cash, non-participants in the Plan will receive Shares (in the case of a share distribution) or cash (in the case of a cash distribution), and Participants will receive Shares (in the case of a share distribution) or, in the case of a cash distribution, the equivalent amount in Shares. To the extent that a Participant reinvests Distributions in additional Shares, the Participant will receive an amount of Shares of the Fund equal to the amount of the Distribution on that Participant’s Shares divided by the net asset value per Share (“NAV”) of the Fund determined on the next valuation date following the record date for the payment of the applicable Distribution by the Fund.

4. Opt-Out. A Participant wishing to receive cash must affirmatively elect to receive both income dividends and capital gain distributions, if any, in cash. A Participant holding Shares through an Intermediary may elect to receive cash by notifying the Intermediary (who should be directed to inform the Fund). A Shareholder is free to change this election at any time, subject to the provisions of Section 9 below.

5. Recordkeeping. The Plan Agent will reflect each Participant’s Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form. Each Participant will be sent a confirmation by the Plan Agent of each acquisition made for his, her or its account as soon as practicable, but not later than 60 days after the date thereof. Distributions on fractional Shares will be credited to each Participant’s account to three decimal places. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the NAV of Shares at the time of termination. Any Share Distributions or split shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts.

6. Fees. The Plan Agent’s service fee for handling Distributions will be paid by the Fund.

18	EnTrustPermal Hedge Strategies Fund I

7. Termination of the Plan. The Plan may be terminated by the Fund at any time upon written notice mailed to the Participants at least 30 days prior to the record date for the payment of any Distribution by the Fund for which the termination is to be effective.

8. Amendment of the Plan. The Plan may be amended or supplemented by the Fund upon notice in writing mailed to Participants at least 30 days prior to the record date for the payment of any Distribution by the Fund for which the amendment is to be effective.

9. Withdrawal from the Plan. Participants may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at BNY Investors Services c/o EnTrustPermal Hedge Strategies Fund I, 400 Bellevue Parkway, Wilmington, DE 19809, Mail Stop 19C-0204 or by calling the Plan Agent at 866-211-4521. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Shares.

10. Standard of Care. The Plan Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to insure the accuracy of all services performed under the Plan and to comply with applicable law, but the Plan Agent assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith or willful misconduct of the Plan Agent or its employees.

11. Applicable Law. These terms and conditions shall be governed by the laws of the State of New York.

EnTrustPermal Hedge Strategies Fund I	19

Schedule of investments (unaudited)

September 30, 2017

EnTrustPermal Hedge Strategies Portfolio

		Cost	Fair Value	% of Net Assets
Investments in Portfolio Funds
Event Driven
Axar Offshore Fund, Ltd.*(a)(c)		$1,599,359	$2,016,724	4.89%
Empyrean Capital Overseas Fund, Ltd.*(a)(c)		1,365,107	1,641,354	3.98
Fortelus Special Situations Fund, Ltd.*(d)		65,763	200,313	0.48
H Offshore Fund, Ltd.*(a)(c)		325,000	776,520	1.88
Palomino Fund, Ltd.*(b)		863,467	924,065	2.24
Total Event Driven		4,218,696	5,558,976	13.47
Fixed Income Hedge
Apollo Strategic Value Offshore Fund, Ltd.*(e)		7,761	2,379	0.01
Canyon Balanced Fund (Cayman), Ltd.*(a)(c)		1,287,072	1,556,037	3.77
Reef Road Fund Ltd.*(b)		1,250,000	1,234,661	2.99
River Birch International, Ltd.*(a)(c)		1,186,758	1,230,265	2.98
Standard General Offshore Fund, Ltd.*(a)(c)		1,799,890	2,098,735	5.09
Stone Lion Fund, Ltd.*(e)		66,289	41,700	0.10
Total Fixed Income Hedge		5,597,770	6,163,777	14.94
Fixed Income Long — Developed Markets
Monarch Debt Recovery Fund, Ltd.*(b)(f)		1,350,000	1,851,220	4.48
Shenkman Energy Opportunity Fund Ltd.*(a)		304,500	400,229	0.97
Total Fixed Income Long — Developed Markets		1,654,500	2,251,449	5.45
Total Investments in Portfolio Funds before Short-Term Investments		11,470,966	13,974,202	33.86

	Rate		Value
Short-Term Investments
Dreyfus Government Cash Management	0.67%	18,219,953	18,219,953	44.15
Total Investments		$29,690,919	32,194,155	78.01
Other Assets Less Liabilities			9,070,865	21.99
Net Assets			$41,265,020	100.00%

Note: Investments in underlying Portfolio Funds are categorized by investment strategy.

*	Non-income producing securities.

(a)	Redemptions permitted quarterly.

(b)	Redemptions permitted annually.

(c)	Subject to investor level gates if a significant portion of the investment is redeemed.

(d)

EnTrustPermal Hedge Strategies Portfolio’s interest in the Portfolio Fund is held in a side pocket and is redeemable only when the underlying investment is realized or converted to regular interest in the Portfolio Fund.

(e)

EnTrustPermal Hedge Strategies Portfolio’s interest in the Portfolio Fund is in liquidation. In addition to any redemption proceeds that may have already been received, EnTrustPermal Hedge Strategies Portfolio will continue to receive proceeds periodically as the Portfolio Fund is able to liquidate the underlying investments.

(f)	$279,804 of this investment is subject to a minimum lock-up period.

See Notes to Financial Statements.

20	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

September 30, 2017

Assets
Investments in Portfolio Funds, at fair value (Cost — $11,470,966)	$13,974,202
Investments in Short-Term Investments (Cost — $18,219,953)	18,219,953
Redemptions receivable from Portfolio Funds	9,147,162
Interest receivable	10,174
Total Assets	41,351,491

Liabilities
Trustees’ fees payable	1,506
Accrued expenses	84,965
Total Liabilities	86,471
Total Net Assets	$41,265,020

Net Assets Consist of
Investors’ capital	$38,761,784
Net unrealized appreciation/depreciation	2,503,236
Total Net Assets	$41,265,020

See Notes to Financial Statements.

EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended September 30, 2017

Investment Income
Income	$29,862
Total Investment Income	29,862

Fund Expenses
Investment management fee (Note 2)	227,374
Administration fees	76,064
Legal fees	41,456
Tax fees	17,143
Trustees’ fees	5,520
Miscellaneous expenses	6,549
Total Operating Expenses	374,106
Less: Fee waivers and /or expense reimbursements (Note 2)	(75,412)
Net Expenses	298,694
Net Investment Loss	(268,832)
Net Realized Gain From Investments in Portfolio Funds	3,641,629
Net Change in Unrealized Depreciation From Investments in Portfolio Funds	(2,543,560)
Net Increase in Net Assets Resulting From Operations	$829,237

See Notes to Financial Statements.

22	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended September 30, 2017 (unaudited) and the Year Ended March 31, 2017	September 30	March 31

Net Increase (Decrease) in Net Assets:

Operations:
Net investment loss	$(268,832)	$(854,154)
Net realized gain from investments in Portfolio Funds	3,641,629	269,825
Net change in unrealized appreciation (depreciation) from investments in Portfolio Funds	(2,543,560)	4,470,173
Net Increase in Net Assets Resulting From Operations	829,237	3,885,844

Capital Transactions:
Proceeds from contributions	—	1,208,340
Value of withdrawals	(855,500)	(14,705,000)
Net Decrease in Net Assets From Capital Transactions	(855,500)	(13,496,660)
Decrease in Net Assets	(26,263)	(9,610,816)

Net Assets:
Beginning of period	41,291,283	50,902,099
End of period	$41,265,020	$41,291,283

See Notes to Financial Statements.

EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report	23

Statement of cash flows (unaudited)

For the Six Months Ended September 30, 2017

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$829,237
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(999)
Proceeds from the disposition of investments in Portfolio Funds	16,129,651
Net purchases, sales and maturities of Short-Term Investments	(18,219,953)
Net realized gain on investments in Portfolio Funds	(3,641,629)
Net change in unrealized depreciation from investments in Portfolio Funds	2,543,560
Decrease in receivable for reimbursement from adviser	586
Increase in Interest receivable	(10,174)
Decrease in trustees’ fees payable	(894)
Decrease in management fees payable	(38,807)
Decrease in accrued expenses	(156,347)
Net Cash Provided by Operating Activities	(2,565,769)

Cash Used in Financing Activities
Value of withdrawals	(1,860,500)
Net Cash Used in Financing Activities	(1,860,500)

Cash
Net decrease in cash	(4,426,269)
Cash at beginning of period	$4,426,269
Cash at end of period	—

See Notes to Financial Statements.

24	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

Financial highlights

For each year ended March 31, unless otherwise noted:
	2017[1]	2017	2016	2015	2014[2]

Net assets, end of period (000s)	$41,265	$41,291	$50,902	$58,410	$32,354
Total return[3]	2.03%	8.63%	(8.71%)	0.85%	5.49%

Ratios to average net assets:
Gross expenses[4]	1.81%[5]	2.04%	1.90%	2.14%	2.97%[5]
Net expenses[4,6]	1.44%[5]	1.85%	1.85%	1.85%	2.01%[5]
Net investment loss	(1.30%)[5]	(1.83%)	(1.83%)	(1.76%)	(1.96%)[5]

Portfolio turnover	0%[7]	0%[7]	16%[8]	5%	5%

[1]	For the six months ended September 30, 2017 (unaudited).

[2]	For the period June 12, 2013 (commencement of operations) to March 31, 2014.

[3]

EnTrustPermal Hedge Strategies Portfolio is a closed-end fund, the shares of which are offered to the feeder funds. No secondary market for EnTrustPermal Hedge Strategies Portfolio’s shares exists. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. The total return for periods less than one year has not been annualized.

[4]	Does not include expenses of the Portfolio Funds in which EnTrustPermal Hedge Strategies Portfolio invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Amount represents less than 0.5%.

[8]

Includes an in-kind transfer where EnTrustPermal Hedge Strategies Portfolio’s interests in a Portfolio Fund were transferred to another Portfolio Fund. Absent this transaction, the portfolio turnover would have been 14%.

See Notes to Financial Statements.

EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Hedge Strategies Portfolio (the “Master Fund”) is a Maryland statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Master Fund employs a “fund-of-hedge funds” investment program that provides a means for investors to participate in investments in private investment vehicles, typically referred to as hedge funds (“Portfolio Funds”), by providing a single portfolio of interests in underlying Portfolio Funds, which are managed by a number of third-party investment managers (the “Portfolio Managers”).

On May 15, 2017, the Master Fund’s two feeder funds, EnTrustPermal Hedge Strategies Fund I and EnTrustPermal Hedge Strategies Fund II (the “Feeder Funds”), announced that the Board of Trustees of each Feeder Fund had approved the termination and liquidation of the Feeder Funds in accordance with the Maryland Statutory Trust Act. As part of the termination and liquidation of each Feeder Fund, the Board approved the mandatory redemption at net asset value of Feeder Fund shares held by shareholders other than Legg Mason. It is anticipated that the redemption will be completed on or about November 28, 2017. Effective May 15, 2017, the Feeder Funds and the Master Fund each ceased to purchase additional assets in pursuit of their investment objective.

Following the redemption, each Feeder Fund will terminate, and Legg Mason will become the sole shareholder of the Master Fund. The Master Fund will continue to redeem its interests in the underlying hedge funds held by the Master Fund and distribute cash to Legg Mason as those interests are redeemed. In addition, the Master Fund will seek to deregister as an investment company following the redemption.

Subject to the plan of termination and liquidation noted above, the Master Fund’s investment objective is to seek long-term capital appreciation while attempting to reduce risk and volatility. In seeking to achieve its objective, the Master Fund provides its shareholders, through investments primarily in the Portfolio Funds, access to a broad range of investment strategies with a global fixed income focus, which may include, but are not limited to, global fixed income strategies (e.g., U.S. and non-U.S. fixed income hedge, convertible arbitrage, fixed income arbitrage, asset-backed securities, long-only, high yield, emerging markets debt), global event-driven strategies (e.g., risk arbitrage, distressed debt, special situations, activists) and global macro strategies (e.g., discretionary, systematic, natural resources) and, to a lesser extent, equity long/short strategies.

The following are significant accounting policies consistently followed by the Master Fund and are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. The Master Fund primarily invests in Portfolio Funds. The net asset values of Portfolio Funds (“Underlying NAV”) are generally not readily available from

26	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

pricing vendors, nor are they calculable independently by EnTrustPermal Management LLC (“EnTrustPermal”), the Master Fund’s sub-adviser, or the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). Therefore, pursuant to the valuation procedures, the Master Fund, under the direction of the Valuation Committee and recommendations from EnTrustPermal, fair values the Master Fund’s interests in the Portfolio Funds as of each date upon which the Master Fund calculates its net asset value (“NAV Date”). The Master Fund values, using the net asset value as a practical expedient to form the basis of fair value, each underlying Portfolio Fund as of the NAV Date primarily in reliance on the most recent Underlying NAV supplied by the Portfolio Fund’s third party administrator. In the event that a Portfolio Fund’s third party administrator does not report an Underlying NAV to the Master Fund on a timely basis, the Master Fund determines the fair value of its investment in such Portfolio Fund based on a valuation report provided by the Portfolio Fund, as well as any other relevant information available at the NAV Date. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Managers and/or their administrators. In the event the Underlying NAV is not as of the NAV Date, EnTrustPermal will use benchmarks or other triggers in determining if a significant market movement has occurred between the effective date of the Underlying NAV and the Master Fund’s NAV Date that should be taken into consideration when determining the reasonableness of the Underlying NAV. Investments in open-ended funds are valued at the closing net asset value per share of each fund on the day of valuation.

Prior to investing in any Portfolio Fund, EnTrustPermal conducts a due diligence review of the valuation methodology utilized by a Portfolio Fund’s third party administrator, which utilizes market values when available and otherwise utilizes principles of fair value consistent with U.S. GAAP.

The Board of Trustees (the “Board”) is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Valuation Committee. The Valuation Committee, pursuant to the policies adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Master Fund’s pricing policies, and reporting to the Board.

Some of the Portfolio Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Portfolio Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund that maintains these side pockets, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket. At September 30, 2017, $200,313 or 0.5% of the Master Fund’s net assets was invested in a side pocket maintained by a Portfolio Fund.

EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

As a general matter, the fair value of the Master Fund’s investment in a Portfolio Fund represents the amount that the Master Fund can reasonably expect to receive if the Master Fund’s investment was redeemed in an orderly transaction at the time of valuation. The Portfolio Funds provide for periodic redemptions ranging from quarterly to annually. The Portfolio Funds generally require advance notice of an investor’s intent to redeem its interest, and may, depending on the Portfolio Funds’ governing agreements, deny or delay a redemption request. The underlying investments of each Portfolio Fund are accounted for at fair value in accordance with U.S. GAAP. The Portfolio Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

The Master Fund considers whether an adjustment should be made to an Underlying NAV when the Underlying NAV does not represent fair value consistent with U.S. GAAP or when it is probable that the Master Fund will sell a portion of the Portfolio Fund at an amount different from the Underlying NAV. No adjustments were made to the Underlying NAVs as of September 30, 2017.

U.S. GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Master Fund’s assets and liabilities carried at fair value:

		ASSETS
Description	9/30/2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Portfolio Funds measured at net asset value(a)†:	$13,974,202	—	—	—
Short-term investments†	18,219,953	$18,219,953	—	—
Total investments	$32,194,155	$18,219,953	—	—

†	See Schedule of Investments for additional detailed categorizations

(a)

In accordance with U.S. GAAP, certain investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

28	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

The following is a summary of the investment strategies, liquidity, redemption notice periods and any restrictions on the liquidity provisions of the investments in Portfolio Funds held by the Master Fund as of September 30, 2017. Portfolio Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would affect their liquidity. The Master Fund had no unfunded capital commitments as of September 30, 2017.

Global fixed income strategies can include U.S. and non-U.S. fixed income hedge, fixed income arbitrage, convertible arbitrage, asset-backed securities, long-only, high yield, and emerging markets debt. U.S. and non-U.S. fixed income hedge generally involve Portfolio Managers taking both long and short positions in credit related instruments, including bonds, loans, asset-backed securities and credit default swaps and in some or all quality segments including investment grade, high yield, and emerging markets debt. Fixed income arbitrage generally involves Portfolio Managers attempting to capture mispricing within and across global fixed income markets and associated derivatives. Value may be added by taking advantage of advantageous tax provisions, yield curve anomalies, volatility differences and arbitraging bond futures versus the underlying bonds (basis trading). Typically, a large amount of leverage is used to enhance returns. Convertible arbitrage generally involves seeking to profit from the mispricing of the embedded option in a convertible bond. Frequently, this strategy is characterized by a long, convertible position and corresponding short position in the underlying stock. Convertible arbitrage may use low or high levels of leverage depending upon the specific securities held by the Portfolio Fund. The Portfolio Funds within this strategy have quarterly to annual liquidity, and are generally subject to a 60 to 90 day notice period. A Portfolio Fund representing approximately 19% in this strategy has a greater than quarterly redemption period. A portion of a Portfolio Fund representing approximately 3% in this strategy has redemptions subject to a minimum lock-up period. Portfolio Funds representing less than 1% in this strategy are in liquidation. Portfolio Funds representing approximately 58% in this strategy have gated redemptions at the investor account level and limit investors’ ability to redeem their full holdings at any redemption date. The remaining approximately 19% of the Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date or within near term.

Global event-driven strategies can include distressed debt, risk arbitrage, special situations and activists. Portfolio Managers employing such strategies maintain positions in companies currently or potentially involved in a wide variety of corporate transactions. Event-driven exposure can include a combination of equity markets, credit markets and idiosyncratic, company-specific developments. The outcome of the investment is predicated on an event or catalyst. Risk arbitrage generally involves Portfolio Managers attempting to seek to exploit the change in the price of a firm’s securities as a result of a takeover or merger. Typically, the Portfolio Manager will take long positions in the securities of the target firm and short positions in the securities of the acquiring firm. Special situations strategies involve investing in securities of issuers that are engaged in, or expected to experience, certain special events such as restructurings, spin-offs, liquidations, privatizations, stock buybacks, bond upgrades from credit agencies, and earnings surprises, all with

EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

the intention of profiting from the outcome of such events. Distressed securities involve investing in securities of a company that is near or in bankruptcy and, as a result, the securities are trading at a reduced price. Activist strategies attempt to obtain representation on a company’s board of trustees to impact the firm’s policies or strategic direction. They can employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently or prospectively engaged in a corporate transaction or other catalyst-oriented situation. Activist strategies are distinguished from other event-driven strategies in that, over a given market cycle, activist strategies would expect to have greater than 50% of the portfolio in activist positions. The Portfolio Funds within this strategy have quarterly to annual liquidity, and are generally subject to 45 to 90 day notice period. A Portfolio Fund representing approximately 3% in this strategy is classified as a side pocket investment. Portfolio Funds representing approximately 80% in this strategy have gated redemptions at the investor account level and limit investors’ ability to redeem their full holdings at any redemption date. The remaining approximately 17% of the Portfolio Funds in this strategy can be redeemed with no restriction as of the measurement date or within near term.

(b) Security transactions and investment income. The Master Fund’s transactions are accounted for on a trade-date basis. Realized gains and losses on Master Fund transactions are determined by use of the specific identification method. Interest income and expenses are recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Master Fund will indirectly bear a portion of the Portfolio Funds’ income and expenses, including management fees and incentive fees charged by the Portfolio Funds. That income and those expenses are recorded in the Master Fund’s financial statements as unrealized appreciation/ depreciation and not as income or expense on the Statement of Operations or in the Financial Highlights.

(c) Compensating balance arrangements. The Master Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Master Fund’s cash on deposit with the bank.

(d) Method of allocation. Net investment income and net realized gains and/or losses of the Master Fund are allocated pro rata, based on respective ownership interests, among the investors in the Master Fund.

(e) Income taxes. The Master Fund is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Fund is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Fund. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Fund’s assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Master Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2017, no provision for income tax is required in the Master Fund’s financial statements. The Master Fund’s federal and state

30	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Master Fund’s investment manager and prior to August 11, 2017 EnTrustPermal was the Master Fund’s sub-adviser. Effective August 11, 2017, LMPFA assumed responsibility for the day-to-day management of the Master Fund’s portfolio, as well as continuing to provide administrative and certain oversight services to the Master Fund. Following LMPFA’s day-to-day assumption of the Master Fund’s portfolio, the Master Fund no longer has a subadviser. LMPFA is a wholly-owned subsidiary of Legg Mason and EnTrustPermal is a subsidiary of Legg Mason.

Under the investment management agreement between the Master Fund and LMPFA, the Master Fund pays an investment management fee, calculated and paid monthly, at an annual rate of 1.10% of the Master Fund’s average monthly managed assets. “Managed assets” means net assets plus the principal amount of any borrowings and assets attributable to any preferred shares that may be outstanding.

During the six months ended September 30, 2017, LMPFA waived fees and/or reimbursed expenses of $75,412.

LMPFA is permitted to recapture amounts waived and/or reimbursed within three years after the year in which LMPFA earned the fee or incurred the expense under certain circumstances.

At September 30, 2017, the Master Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Expires March 31, 2018	$141,158
Expires March 31, 2019	30,039
Expires March 31, 2020	88,759
Expires March 31, 2021	75,412
Total fee waivers/expense reimbursements subject to recapture	$335,368

For the six months ended September 30, 2017, LMPFA did not recapture any fees.

LMPFA provides administrative and certain oversight services to the Master Fund. LMPFA delegates to the sub-adviser the day-to-day portfolio management of the Master Fund. For its services, LMPFA pays EnTrustPermal an amount equal to 1.00% of the Master Fund’s average monthly managed assets.

Fixed fees of the Portfolio Funds are generally expected to range from 1% to 3% annually of the value of the Master Fund’s investment and incentive allocations or fees of the Portfolio Funds are generally expected to range from 15% to 30% annually of a Portfolio Fund’s net profits or performance. These fixed fees and incentive allocations or fees of the Portfolio

EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Funds are accounted for in the valuations of the Portfolio Funds and are not reflected in the management fees reflected in the Statement of Operations.

All officers and one Trustee of the Master Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Master Fund.

3. Investments

For the six months ended September 30, 2017, the aggregate cost of purchases and proceeds from sales of Portfolio Funds (excluding short-term investments) were as follows:

Purchases	$999
Sales	24,046,120

At September 30, 2017, the aggregate cost of investments and aggregate gross unrealized appreciation and depreciation of investments for U.S. federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$29,690,919	$2,548,546	$(45,310)	$2,503,236

4. Derivative instruments and hedging activities

For the six months ended September 30, 2017, the Master Fund did not invest in any derivative instruments.

5. Financial instruments with off-balance sheet risk

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of its investment in the respective Portfolio Funds.

6. Redemption penalty

The Master Fund may be charged a redemption penalty for redeeming its interests of certain Portfolio Funds prior to the expiration of applicable lock-up periods. For the six months ended September 30, 2017, the Master Fund did not incur a redemption penalty.

7. Contingencies

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Master Fund based on events which have not yet occurred. However, based on experience, the Master Fund believes the risk of loss from these arrangements to be remote.

32	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Portfolio has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

9. Subsequent events

Management has evaluated the impact of all subsequent events on the Master Fund through the date financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report	33

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Portfolio, as the independent registered public accounting firm to the Portfolio. The Audit Committee of the Portfolio’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Portfolio’s financial statements for the fiscal periods ended March 31, 2017 and March 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Portfolio’s fiscal periods ended March 31, 2017 and March 31, 2016 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Portfolio’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Portfolio’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Portfolio’s independent registered public accounting firm for the fiscal year ending March 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Portfolio or the Board of Trustees with the performance of the Portfolio’s prior independent registered public accounting firm, KPMG. During the Portfolio’s fiscal periods ended March 31, 2017 and March 31, 2016, and the subsequent interim period through August 14, 2017, neither the Portfolio, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

34	EnTrustPermal Hedge Strategies Portfolio

EnTrustPermal

Hedge Strategies Fund I

Trustees

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

William R. Hutchinson

Eileen A. Kamerick

Riordan Roett

Jane Trust

Chairman

Officers

Jane Trust

President

and Chief Executive Officer

Richard F. Sennett

Principal Financial Officer

Todd F. Kuehl*

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

Thomas Mandia

Assistant Secretary

Steven Frank

Treasurer

Jeanne M. Kelly

Senior Vice President

*	Effective May 11, 2017, Mr. Kuehl became Chief Compliance Officer.

EnTrustPermal Hedge Strategies Fund I

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund

Advisor, LLC

Custodian and transfer agent

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Fund’s website at www.leggmason.com, or contact the Fund at 1-800-822-5544.

NOT PART OF THE SEMI-ANNUAL REPORT

EnTrustPermal Hedge Strategies Fund I

EnTrustPermal Hedge Strategies Fund I

620 Eighth Avenue

49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-822-5544.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-822-5544, (2) at www.entrustpermalhsf.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of EnTrustPermal Hedge Strategies Fund I for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

PRML015142 11/17 SR17-3186

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

EnTrustPermal Hedge Strategies Fund I

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2017